(2_FIDELITY_LOGOS)FIDELITY

CAPITAL & INCOME
FUND
ANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     27   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    31   Notes to the financial statements.

REPORT OF INDEPENDENT    37   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997             PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS     YEARS

Fidelity Capital & Income                7.88%    70.24%   166.74%

Merrill Lynch High Yield Master          11.82%   71.94%   187.12%
Index

High Current Yield Funds Average         11.26%   65.89%   144.33%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 158 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997            PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS     YEARS

Fidelity Capital & Income               7.88%    11.23%   10.31%

Merrill Lynch High Yield Master Index   11.82%   11.45%   11.12%

High Current Yield Funds Average        11.26%   10.63%   9.25%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Capital & Income            ML High Yield Master
             00038                       ML002
  1987/04/30      10000.00                    10000.00
  1987/05/31       9936.25                     9954.94
  1987/06/30      10100.31                    10092.55
  1987/07/31      10086.80                    10147.47
  1987/08/31      10190.01                    10249.15
  1987/09/30       9852.66                    10013.33
  1987/10/31       9459.24                     9745.79
  1987/11/30       9672.51                     9992.25
  1987/12/31       9796.91                    10124.94
  1988/01/31      10114.03                    10402.00
  1988/02/29      10393.36                    10684.25
  1988/03/31      10325.92                    10666.58
  1988/04/30      10401.37                    10697.39
  1988/05/31      10406.40                    10753.22
  1988/06/30      10613.57                    10958.82
  1988/07/31      10726.07                    11074.63
  1988/08/31      10730.58                    11111.02
  1988/09/30      10844.52                    11223.01
  1988/10/31      10961.13                    11397.87
  1988/11/30      10956.37                    11440.56
  1988/12/31      11030.06                    11488.97
  1989/01/31      11233.08                    11661.27
  1989/02/28      11295.59                    11739.63
  1989/03/31      11227.09                    11729.19
  1989/04/30      11185.60                    11763.81
  1989/05/31      11386.36                    11980.37
  1989/06/30      11626.14                    12150.11
  1989/07/31      11648.00                    12207.65
  1989/08/31      11646.90                    12267.95
  1989/09/30      11286.57                    12151.16
  1989/10/31      10785.97                    11958.96
  1989/11/30      10809.48                    11985.76
  1989/12/31      10675.38                    11974.92
  1990/01/31      10317.50                    11740.88
  1990/02/28      10131.67                    11569.90
  1990/03/31      10231.27                    11726.30
  1990/04/30      10264.01                    11785.88
  1990/05/31      10481.94                    11998.77
  1990/06/30      10715.63                    12231.23
  1990/07/31      10951.71                    12489.70
  1990/08/31      10688.79                    12011.57
  1990/09/30      10402.60                    11489.17
  1990/10/31      10073.05                    11196.80
  1990/11/30      10207.21                    11291.65
  1990/12/31      10264.77                    11454.36
  1991/01/31      10320.40                    11616.27
  1991/02/28      10838.15                    12478.47
  1991/03/31      11312.69                    13015.00
  1991/04/30      11785.06                    13478.48
  1991/05/31      11826.15                    13544.30
  1991/06/30      12075.36                    13816.76
  1991/07/31      12464.93                    14147.82
  1991/08/31      12633.34                    14445.18
  1991/09/30      12804.79                    14629.17
  1991/10/31      13116.67                    15063.88
  1991/11/30      13192.88                    15237.88
  1991/12/31      13325.65                    15414.91
  1992/01/31      14129.28                    15953.86
  1992/02/29      14726.09                    16350.08
  1992/03/31      15354.77                    16578.21
  1992/04/30      15668.37                    16698.87
  1992/05/31      15857.66                    16965.23
  1992/06/30      16040.25                    17176.02
  1992/07/31      16358.35                    17524.02
  1992/08/31      16522.27                    17756.03
  1992/09/30      16680.97                    17958.34
  1992/10/31      16511.60                    17731.53
  1992/11/30      16668.75                    17982.65
  1992/12/31      17063.40                    18214.19
  1993/01/31      17714.94                    18662.69
  1993/02/28      18082.92                    19015.96
  1993/03/31      18657.69                    19345.63
  1993/04/30      18806.78                    19484.49
  1993/05/31      19183.73                    19746.78
  1993/06/30      19929.20                    20117.78
  1993/07/31      20114.22                    20334.01
  1993/08/31      20279.21                    20527.85
  1993/09/30      20388.21                    20629.14
  1993/10/31      20798.07                    21017.74
  1993/11/30      21020.00                    21132.69
  1993/12/31      21312.85                    21344.01
  1994/01/31      21953.01                    21811.76
  1994/02/28      21942.39                    21654.90
  1994/03/31      21375.21                    20949.23
  1994/04/30      21150.18                    20704.42
  1994/05/31      21125.09                    20630.65
  1994/06/30      20853.19                    20706.59
  1994/07/31      20991.54                    20852.15
  1994/08/31      20993.26                    20996.99
  1994/09/30      20966.23                    20989.04
  1994/10/31      20830.35                    21042.37
  1994/11/30      20461.76                    20863.38
  1994/12/31      20330.24                    21095.45
  1995/01/31      20643.12                    21393.53
  1995/02/28      21475.59                    22061.04
  1995/03/31      21590.73                    22368.05
  1995/04/30      22130.43                    22891.77
  1995/05/31      22530.91                    23606.96
  1995/06/30      22614.42                    23787.27
  1995/07/31      23407.24                    24059.21
  1995/08/31      23481.18                    24205.23
  1995/09/30      23802.70                    24482.16
  1995/10/31      23852.49                    24655.71
  1995/11/30      23437.34                    24896.38
  1995/12/31      23733.45                    25296.01
  1996/01/31      23843.76                    25695.52
  1996/02/29      24297.56                    25734.21
  1996/03/31      24326.26                    25664.32
  1996/04/30      24725.11                    25675.94
  1996/05/31      24908.97                    25861.11
  1996/06/30      24823.83                    26016.46
  1996/07/31      24734.61                    26193.09
  1996/08/31      25084.44                    26463.59
  1996/09/30      25735.46                    27031.38
  1996/10/31      25859.94                    27327.62
  1996/11/30      26203.98                    27880.11
  1996/12/31      26440.84                    28094.64
  1997/01/31      26590.99                    28310.55
  1997/02/28      27123.48                    28707.69
  1997/03/31      26582.77                    28388.85
  1997/04/30      26645.51                    28711.96
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Capital & Income Fund on April 30, 1987. As the chart shows, by April 30, 1997, the value of the investment would have grown to $26,674 - a 166.74% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $28,712 - a 187.12% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally move
in the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED APRIL 30,

      1997   1996   1995   1994   1993

Dividend return               8.52%    9.87%    9.01%    9.34%    8.25%

Capital appreciation return   -0.64%    1.85%   -4.38%    3.12%   11.78%

Total return                  7.88%    11.72%   4.63%    12.46%   20.03%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997    PAST 1        PAST 6         PAST 1
                                MONTH         MONTHS         YEAR

Dividends per share             4.19(cents)   25.01(cents)   76.15(cents)

Annualized dividend rate        5.53%         5.39%          8.23%

30-day annualized yield         5.76%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.22 over the past one month, $9.35 over the past six months, and $9.25 over the past one year, you can compare the fund's income over these three periods. The past one year dividends per-share includes additional distributions required by federal tax regulations. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A healthy economy and a
continued positive supply and
demand backdrop helped propel
the high-yield market to strong
returns over the 12 months that
ended April 30, 1997. During that
period, the Merrill Lynch High
Yield Master Index posted a total
return of 11.82%. By comparison,
the Lehman Brothers Aggregate
Bond Index - a broad measure
of the performance of the U.S.
taxable bond market - had a
total return of 7.09%. The
Standard & Poor's 500 Index - a
measure of the performance of
the U.S. stock market - returned
25.13%. The U.S. economy
continued to grow at a steady
pace and corporate earnings
remained strong. As a result,
the default rate continued at
levels well below historical
norms, as fewer companies failed
to make timely payments of
interest and principal on their
high-yield debt. While new
issuance reached record levels
this year, demand was strong
enough to absorb the supply, as
investors continued to pour
money into high-yield funds due
to their attractive yields and
risk-adjusted returns for the past
five years. Except for some short
periods of uncertainty, the interest
rate environment also was
relatively favorable. In addition,
concerns that stocks were
becoming overvalued helped
develop the concept of high-yield
bonds as a defensive alternative
to equities.
An interview with David Glancy, Portfolio Manager of Fidelity Capital & Income Fund
Q. HOW DID THE FUND PERFORM, DAVID?
A. For the 12-month period that ended on April 30, 1997, the fund had a total return of 7.88%. For the same period, the high current yield funds average returned 11.26%, as tracked by Lipper Analytical Services. The Merrill Lynch High Yield Master Index - a measure of the high-yield market's performance - had a total return of 11.82% for the same 12-month period.
Q. CAN YOU START BY TELLING US HOW THE HIGH-YIELD MARKET HAS PERFORMED SINCE THE LAST REPORT SIX MONTHS AGO?
A. Sure. The high-yield market performed very well over the past six months, fueled by several factors. First, default rates remained well below historical levels. Second, many companies that have issued high-yield bonds continued to benefit from a healthy domestic economy. Third, the high-yield market's five-year record of posting attractive yields and risk-adjusted returns attracted a large amount of investor dollars during the period. Fourth, except for a brief period in March 1997, the interest rate environment was relatively benign and the stock market was exceptionally strong.
Q. WHY DID THE FUND LAG ITS PEERS?
A. There were several reasons. For one, the fund had a higher weighting than many of its peers in higher-quality, lower-yielding bonds issued by industrial and aerospace companies. While these investments posted attractive gains during the period, they generally lagged the performance of some higher-yielding and, in my view, more speculative companies. The fund also suffered from its holdings in common stock issued by smaller companies that also issue high-yield debt. Small-company stocks were decidedly out of favor over the past six months as investors gravitated toward large-capitalization companies. Additionally, the fund's stake in cash and short-term investments - which stood at about 23% at the end of the period - acted as a drag on performance. Losses from the sale of long-held investments in financially distressed companies also dragged down the fund's returns.
Q. WHY DID YOU KEEP THE FUND'S CASH BALANCE SO HIGH?
A. While very recent history suggests otherwise, a longer term view of the history of the high-yield market points to the benefits of having cash on hand when others don't. By doing so, I can exploit periodic market opportunities that may creep up during a market downturn. What's more, I felt that credit spreads - which measure the difference in yield between high-yield corporate bonds and U.S. Treasuries - were too tight. Historically, the spread between Treasuries and high-yield bonds tends to be around 400 basis points - or four percentage points - but by the end of the period, the spread between Treasuries - which are the highest-quality bonds available - and high yield bonds remained narrow at 300 basis points. In my view, the risks of business fundamentals deteriorating and of bond prices suffering if interest rates rose were high. So I wanted to mitigate some of those potential risks by keeping some of the fund in cash.
Q. WHICH HOLDINGS PERFORMED WELL DURING THE PERIOD?
A. Thermadyne, the fund's largest holding at the end of the period, was also one of its best performers. The company is a leading worldwide manufacturer of welding equipment and related products, and it continues to grow earnings and pay down debt. Other companies in which the fund owned both the common stock and high-yield debt did well, including defense contractor Tracor, insurer American Financial and natural gas producer TransTexas Gas.
Q. WHAT'S AHEAD FOR THE FUND?
A. Credit risk, as always, remains the primary concern in the high-yield market. In my view, the yields of many high-yield bonds don't adequately reflect credit risk. I think that many bond prices are vulnerable to both higher interest rates and earnings disappointments. Given that, I'll concentrate on finding high-yield bonds that I believe can continue to post strong earnings and have shorter durations, making them less sensitive to rising interest rates. Regarding common stocks in the fund, I'll continue to focus on companies that are paying down debt rapidly and have real and discernible earnings. Finally, I'll most likely continue to keep some cash on hand in order to take advantage of opportunities that are attractively priced.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks income and
capital growth by investing
mainly in debt and equity
securities, with an emphasis
on lower-quality debt
securities
FUND NUMBER:  038
TRADING SYMBOL: FAGIX
START DATE: November 1,
1977
SIZE: as of April 30, 1997,
more than $2.0 billion
MANAGER: David Glancy,
since 1996; manager, Spartan
High Income Fund, 1993 to
1996; joined Fidelity in 1990
(checkmark)
DAVID GLANCY ON THE DEFAULT RATE
IN THE HIGH-YIELD MARKET:
"The default rate - or the
rate of bankruptcies -
among companies that issue
high-yield debt continues to
be very low and acceptable.
The low default rate reflects
the better underwriting
standards of 1993 and 1994
and good corporate profits
over the past couple of years
or so. However, the
incredible amount of money
coming into the high-yield
market over the past year, in
my view, has afforded
considerably suspect
business investments to be
funded. Defaults usually
occur two to three years after
issuance, and the more
speculative underwriting of
1995 and 1996 could prove
problematic for the high-yield
market going forward."
DISTRIBUTIONS
A total of 2.6% of the
dividends distributed during
the fiscal year was derived
from interest on U.S.
Government securities which
is generally exempt from state
income tax.
A total of 5% of the dividends
distributed during the fiscal
year qualifies for the
dividends-received deduction
for corporate shareholders.
The fund will notify
shareholders in January 1998
of these percentages for use
in preparing 1997 income tax
returns.
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF APRIL 30, 1997
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S
                                          INVESTMENTS    INVESTMENTS
                                                         6 MONTHS AGO

Thermadyne Holdings Corp.                 5.2            4.1

Gulf Canada Resources Ltd.                2.7            2.4

Panamsat LP                               2.6            -

Revlon Consumer Products Corp.            2.3            1.5

First Nationwide Parent Holdings Ltd.     2.3            2.4

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                                    % OF FUND'S    % OF FUND'S
                                    INVESTMENTS    INVESTMENTS
                                                   IN THESE MARKET
                                                   SECTORS
                                                   6 MONTHS AGO

Media & Leisure                     20.6           18.1

Industrial Machinery & Equipment    10.0           5.2

Finance                             8.8            8.6

Energy                              6.5            7.3

Aerospace & Defense                 4.9            5.1

QUALITY DIVERSIFICATION AS OF APRIL 30, 1997
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S
                    INVESTMENTS    INVESTMENTS
                                   6 MONTHS AGO

Aaa, Aa, A          0.0            6.1

Baa                 0.3            0.3

Ba                  7.7            6.6

B                   31.7           30.7

Caa, Ca, C          5.4            8.5

Nonrated            4.1            3.8

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1997, AND OCTOBER 31, 1996 ACCOUNT FOR 3.6% AND 3.8%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997* AS OF OCTOBER 31, 1996 **
Nonconvertible
bonds 48.1%
U.S. Treasury
obligations 0.0%
Convertible bonds,
preferred stocks 10.4%
Common stocks 17.0%
Short-term
investments 23.3%
Other 1.2%
FOREIGN
INVESTMENTS 3.9%
Nonconvertible
bonds 46.9%
U.S. Treasury
obligations 6.1%
Convertible bonds,
preferred stocks 8.2%
Common stocks 15.3%
Short-term
investments 20.5%
Other 3.0%
FOREIGN
INVESTMENTS 4.3%
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 23.3
Row: 1, Col: 3, Value: 17.0
Row: 1, Col: 4, Value: 10.4
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 47.3
Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 20.5
Row: 1, Col: 3, Value: 15.3
Row: 1, Col: 4, Value: 8.199999999999999
Row: 1, Col: 5, Value: 6.1
Row: 1, Col: 6, Value: 46.9
*
**

INVESTMENTS APRIL 30, 1997

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 48.1%
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
AEROSPACE & DEFENSE - 4.0%
AEROSPACE & DEFENSE - 3.8%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2 $ 18,025 $ 19,602
Fairchild Corp.:
12%, 10/15/01  Caa  11,335  11,505
 13 1/8%, 3/15/06  Caa  2,780  2,808
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  14,420  14,420
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  10,310  11,341
Wyman-Gordon Co. 10 3/4%, 3/15/03  Ba3  17,070  18,222
  77,898
DEFENSE ELECTRONICS - 0.2%
Tracor, Inc. 8 1/2%, 3/1/07 (k)  B1  3,860  3,802
TOTAL AEROSPACE & DEFENSE   81,700
BASIC INDUSTRIES - 1.8%
CHEMICALS & PLASTICS - 0.7%
American Pacific Corp. 11%, 2/21/02 (k)  -  2,550  2,423
Sterling Chemicals Holdings, Inc.:
11 1/4%, 4/1/07 (k)  B3  9,800  10,094
 0%, 8/15/08 (g)  Caa  3,480  2,210
  14,727
METALS & MINING - 0.1%
Kaiser Aluminum & Chemical Corp.
9 7/8%, 2/15/02  B1  2,000  2,025
PACKAGING & CONTAINERS - 0.2%
Owens-Illinois, Inc. 11%, 12/1/03  Ba3  3,650  4,065
PAPER & FOREST PRODUCTS - 0.8%
Container Corp. of America gtd.
9 3/4%, 4/1/03  B1  1,040  1,075
Crown Paper Co. 11%, 9/1/05  B3  2,620  2,574
Repap Wisconsin, Inc. 9 1/4%, 2/1/02  B2  9,115  9,001
Repap New Brunswick, Inc. yankee
10 5/8%, 4/15/05  Caa  830  782
Stone Container Corp. 9 7/8%, 2/1/01  B2  3,000  2,831
  16,263
TOTAL BASIC INDUSTRIES   37,080
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
CONSTRUCTION & REAL ESTATE - 0.5%
BUILDING MATERIALS - 0.5%
American Standard, Inc. 11 3/8%, 5/15/04  Ba3 $ 9,000 $ 9,540
REAL ESTATE - 0.0%
Grand Bay Residences of Key Biscayne
15%, 12/31/99 (j)  -  167  934
TOTAL CONSTRUCTION & REAL ESTATE   10,474
DURABLES - 0.7%
TEXTILES & APPAREL - 0.7%
Glenoit Corp. 11% 4/15/07 (k)  B3  3,000  3,045
Hat Brands, Inc.(b):
Series B, 12 5/8%, 9/15/02  -  14,630  8,047
 Series D, 12 5/8%, 9/15/02  -  3,960  2,178
  13,270
ENERGY - 1.8%
OIL & GAS - 1.8%
Forcenergy, Inc.:
9 1/2%, 11/1/06  B2  6,950  7,020
 8 1/2%, 2/15/07 (k)  B2  6,620  6,287
Mesa Operating Co.:
10 5/8%, 7/1/06  B2  6,350  6,922
 0%, 7/1/06 (g)  B2  9,530  6,862
TransTexas Gas Corp. 11 1/2%, 6/15/02  B2  9,225  10,263
  37,354
FINANCE - 5.7%
CREDIT & OTHER FINANCE - 0.9%
Olympic Financial Ltd. 11 1/2%, 3/15/07 unit  B2  19,200  18,432
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
FINANCE - CONTINUED
INSURANCE - 1.4%
American Financial Corp. 9 3/4%, 4/20/04  Baa $ 5,500 $ 5,844
American Premier Underwriters, Inc.
9 3/4%, 8/1/99  Ba1  5,000  5,219
Integon Capital I 10 3/4%, 2/15/07 (k)  Ba3  17,400  16,530
Reliance Group 9%, 11/15/00  Ba3  1,000  1,020
  28,613
SAVINGS & LOANS - 3.4%
First Nationwide Holdings, Inc.:
12 1/4%, 5/15/01  Ba2  11,510  12,690
 9 1/8%, 1/15/03  Ba3  3,430  3,473
 10 5/8%, 10/1/03  Ba3  5,820  6,212
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  43,700  48,070
  70,445
TOTAL FINANCE   117,490
HEALTH - 0.7%
MEDICAL FACILITIES MANAGEMENT - 0.7%
Integrated Healthcare Facilities LP 10%, 12/6/96 (b)  -  141  -
Tenet Healthcare Corp.:
8%, 1/15/05  Ba1  12,920  12,662
 8 5/8%, 1/15/07  Ba3  2,490  2,458
  15,120
INDUSTRIAL MACHINERY & EQUIPMENT - 5.0%
ELECTRICAL EQUIPMENT - 2.8%
L-3 Communications Corp. 10 3/8%, 5/1/07 (k)  B2  2,260  2,328
Panamsat LP 0%, 8/1/03 (g)  B3  55,120  52,433
Telex Communications, Inc. 10 1/2%, 5/1/07  B2  3,000  3,000
  57,761
INDUSTRIAL MACHINERY & EQUIPMENT - 2.2%
Continental Global Group, Inc.
11%, 4/1/07 (k)  B2  3,000  3,090
Howmet Corp. 10%, 12/1/03  B3  1,120  1,198
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Thermadyne Holdings Corp.:
10 1/4%, 5/1/02   B1 $ 11,711 $ 12,136
 10 3/4%, 11/1/03  B3  27,196  28,216
  44,640
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   102,401
MEDIA & LEISURE - 12.1%
BROADCASTING - 7.3%
Adelphia Communications Corp.
9 7/8%, 3/1/07 (k)  -  17,890  16,906
Comcast UK Cable Partners Ltd. 0%, 11/15/07  B2  13,680  9,508
Diamond Cable Communications PLC yankee:
0%, 12/15/05 (g)  B3  13,415  9,273
 0%, 2/15/07 (g)(k)  -  20,790  12,370
International Cabletel, Inc. 0%, 2/1/06 (g)  B3  24,835  16,205
Lenfest Communications, Inc. 8 3/8%, 11/1/05  Ba3  7,000  6,668
Marcus Cable Operating Co. LP / Marcus
Cable Capital Corp. Ltd. 0%, 8/1/04 (g)  B3  4,250  3,528
Olympus Communication LP / Olympus Capital
Corp. 10 5/8%, 11/15/06 (k)  B1  4,420  4,486
Paxson Communications Corp.
11 5/8%, 10/1/02  B3  1,110  1,166
SCI Television, Inc. secured 11%, 6/30/05  Ba1  4,000  4,225
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  5,740  5,984
STC Broadcasting, Inc. 11%, 3/15/07 (k)  B3  2,150  2,204
TCI Communications Financing III 9.65%, 3/31/27  Ba3  25,160  25,096
TCI Satellite Entertainment, Inc. (k):
10 7/8%, 2/15/07  B-  5,000  4,763
 0%, 2/15/07 (g)  B-  2,000  1,050
Telemundo Group, Inc. 7%, 2/15/06 (h)  B1  28,280  26,404
Telewest PLC 0%, 10/1/07 (g)  B1  600  406
  150,242
ENTERTAINMENT - 0.7%
AMC Entertainment, Inc. 9 1/2%, 3/15/9 (k)  B2  2,250  2,222
Alliance Gaming Corp. 12 7/8%, 6/30/03  B2  6,140  6,631
Viacom, Inc. 8%, 7/7/06  B1  5,000  4,688
  13,541
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.4%
Coleman Holdings 0%, 5/27/98  B3 $ 10,000 $ 8,975
LODGING & GAMING - 3.7%
KSL Recreation Group, Inc. 10 1/4%,
5/1/07 (k)  B3  2,270  2,295
GB Property Funding Corp. gtd. 1st mtg.
10 7/8%, 1/15/04  B3  7,230  6,073
Grand Casinos, Inc. 10 1/8%, 12/1/03  Ba3  7,500  7,613
HMH Properties, Inc. 9 1/2%, 5/15/05  Ba3  9,990  10,202
Harrah's Jazz Co. 14 1/4%, 11/15/01 (b)  Caa  56,105  24,125
Horseshoe Gaming LLC 12 3/4%, 9/30/00  B1  17,270  18,824
Prime Hospitality Corp. 9 3/4%, 4/1/07 (k)  B1  5,940  6,089
Sun International Hotels Ltd. 9%,
3/15/07 (k)  Ba3  660  653
  75,874
PUBLISHING - 0.0%
Maxwell Communication Corp. PLC euro
5%, 6/16/99 (c)  - CHF 6  -
TOTAL MEDIA & LEISURE   248,632
NONDURABLES - 2.5%
FOODS - 0.1%
Del Monte Corp. 12 1/4%, 4/15/07 (k)  Caa  1,250  1,288
HOUSEHOLD PRODUCTS - 2.4%
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  45,940  48,122
MacAndrews and Forbes Holdings, Inc.
13%, 3/1/99  -  1,835  1,846
  49,968
TOTAL NONDURABLES   51,256
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
RETAIL & WHOLESALE - 2.9%
APPAREL STORES - 0.8%
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (b)(k)  - $ 18,686 $ 747
Specialty Retailers, Inc.:
10%, 8/15/00  B1  11,000  11,330
 11%, 8/15/03  B3  5,180  5,413
  17,490
GROCERY STORES - 2.1%
Pathmark Stores, Inc.:
11 5/8%, 6/15/02  Caa  5,580  5,524
 9 5/8%, 5/1/03  B3  17,950  16,694
 0%, 11/1/03 (g)  Caa  24,010  14,766
Penn Traffic Co. 8 5/8%, 12/15/03  B3  7,000  5,670
  42,654
TOTAL RETAIL & WHOLESALE   60,144
SERVICES - 1.8%
PRINTING - 0.1%
US Banknotes Corp. 10 3/8%, 6/1/02  B1  2,000  1,960
SERVICES - 1.7%
Borg-Warner Security Corp. 9 5/8%,
3/15/07 (k)  B3  5,040  4,990
Orion Network Systems, Inc.:
11 1/4%, 1/15/07 unit  B2  16,140  16,140
 0%, 1/15/07 unit (g)  B2  28,680  14,698
  35,828
TOTAL SERVICES   37,788
TECHNOLOGY - 3.9%
COMMUNICATIONS EQUIPMENT - 3.7%
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (g)  Caa  59,430  42,195
Echostar Communications Corp.
0%, 6/1/04 (g)  B2  41,475  34,010
  76,205
COMPUTER SERVICES & SOFTWARE - 0.2%
Anacomp, Inc. 10 7/8%, 4/1/04 (k)  Caa  3,200  3,136
TOTAL TECHNOLOGY   79,341
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
TRANSPORTATION - 2.5%
AIR TRANSPORTATION - 1.5%
US Air, Inc.:
9 5/8%, 2/1/01  B3 $ 22,197 $ 22,419
 9 5/8%, 9/1/03  B1  7,050  7,226
 10%, 7/1/03  B3  1,700  1,717
  31,362
RAILROADS - 0.9%
Transtar Holdings LP/Transtar Capital Corp.
0%, 12/15/03 (g)  B-  22,790  19,144
TRUCKING & FREIGHT - 0.1%
Greyhound Lines, Inc. 11 1/2%, 4/15/07 (k)  B3  2,000  2,035
St Johnsbury Trucking, Inc. 11%, 7/15/98
pay-in-kind (b)(j)  -  7,550  1
  2,036
TOTAL TRANSPORTATION   52,542
UTILITIES - 2.2%
CELLULAR - 0.6%
Globalstar LP/Globalstar Capital C unit
11 3/8%, 2/15/04 (k)  B3  10,000  9,825
McCaw International Ltd. unit 0%,
4/15/07 (g)(k)  CCC  5,000  2,444
Millicom International Cellular SA 0%,
6/1/06 (g)  B3  1,260  882
  13,151
TELEPHONE SERVICES - 1.6%
Brooks Fiber Properties, Inc.
0%, 3/1/06 (g)  -  10,700  6,955
 11 7/8%, 11/1/06  -  26,850  16,644
Mcleod, Inc. 0%, 3/1/07 (g)(k)  B3  14,550  8,294
  31,893
TOTAL UTILITIES   45,044
TOTAL NONCONVERTIBLE BONDS
(Cost $1,015,405)   989,636
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
U.S. GOVERNMENT AGENCY - 0.2%
First Chicago/Lennar Trust Series 97-CHL1
Class E 8.106%, 4/1/39 (l) (Cost $4,847)  - $ 6,600 $ 4,950
COMMERCIAL MORTGAGE SECURITIES - 0.9%
CS First Boston Mortgage Securities Corp.
Series 1994-M1 Class E, 12.60%,
2/15/02 (k)  -  7,392  7,373
Lennar Central Partners LP Series 1995-1 Class F,
11.70%, 5/15/05 (k)  -  4,005  4,028
Resolution Trust Corp.:
commercial Series 1994-N2 Class 5-B,
  10 5/8%, 12/15/04 (h)(k)   B2  2,750  2,750
 Series 1994-N2 Class 5-A,
  10 5/8%, 12/15/04 (h)(k)   B2  4,200  4,200
 Series 1995-C2 Class F, 7%, 5/25/27  B1  26  24
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $18,410)   18,375
COMMON STOCKS - 17.0%
 SHARES
AEROSPACE & DEFENSE - 0.9%
DEFENSE ELECTRONICS - 0.9%
Tracor, Inc. (a)  834,200  18,144
BASIC INDUSTRIES - 0.1%
CHEMICALS & PLASTICS - 0.1%
American Azide (warrants) (a)(j)  408  -
American Pacific Corp. (warrants) (a)(j)  242,857  61
Atlantis Group, Inc. (Trivest/Winston) (a)(j)  33,115  298
Trivest 1992 Special Fund Ltd.  11.4(f)  1,192
Plastic Specialties & Technology, Inc. (a)  2,500  -
Sterling Chemical Holdings (warrants) (a)  6,690  234
  1,785
METALS & MINING - 0.0%
Commonwealth Aluminum Corp.   10,000  173
TOTAL BASIC INDUSTRIES   1,958
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Corimon SA CA sponsored ADR (a)(j)  1,359,203 $ 1,614
PureTec Corp. (a)  241,786  363
  1,977
REAL ESTATE INVESTMENT TRUSTS - 0.0%
First Union Real Estate Equity &
Mortgage Investments  50,000  681
TOTAL CONSTRUCTION & REAL ESTATE   2,658
DURABLES - 0.1%
HOME FURNISHINGS - 0.0%
Polyvision Corp. (a)  154,746  39
TEXTILES & APPAREL - 0.1%
Hat Brands, Inc. (warrants) (a)(j)  246,278  800
HM/Hat Brands Trust Class I Unit (a)(j)  1,980,000  1,228
  2,028
TOTAL DURABLES   2,067
ENERGY - 2.5%
ENERGY SERVICES - 0.0%
Key Energy Group, Inc. (warrants) (a)  67,910  582
Parker Drilling Co. (a)  4,800  37
  619
OIL & GAS - 2.5%
Goodrich Petroleum Corp. (a)  358,125  224
Goodrich Petroleum Corp. (warrants) (a)(j)  460,000  -
Gulf Canada Resources Ltd. (a)  3,429,500  28,590
Mesa, Inc. (a)  1,695,700  8,690
Parker & Parsley Petroleum Co.   100,000  3,300
TransTexas Gas Corp. (a)  699,400  9,792
  50,596
TOTAL ENERGY   51,215
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 2.0%
CREDIT & OTHER FINANCE - 0.3%
ContiFinancial Corp  49,600 $ 1,426
Olympic Financial Ltd. (a)  570,900  5,495
  6,921
INSURANCE - 1.7%
American Annuity Group, Inc.  351,913  5,895
American Financial Group, Inc.   527,000  18,379
Integon Corp.   4,300  42
Vesta Insurance Group Corp.   225,200  9,402
  33,718
TOTAL FINANCE   40,639
HOLDING COMPANIES - 0.0%
SDW Holdings Corp., Series B (warrants) (a)  12,555  213
INDUSTRIAL MACHINERY & EQUIPMENT - 4.1%
ELECTRICAL EQUIPMENT - 0.9%
Echostar Communications Corp. Class A (a)  1,245,622  18,840
INDUSTRIAL MACHINERY & EQUIPMENT - 3.2%
Thermadyne Holdings Corp. (a)(i)  2,424,935  65,776
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   84,616
MEDIA & LEISURE - 4.0%
BROADCASTING - 0.8%
Chancellor Broadcasting Co. Class A (a)  86,100  2,411
Chancellor Trust Class I Unit (j)  273  14,055
  16,466
ENTERTAINMENT - 0.5%
Alliance Gaming Corp. (a)(i)  2,891,078  10,661
LODGING & GAMING - 2.7%
Bally Gaming International, Inc. (warrants) (a)  300,000  413
Grand Casinos, Inc.   150,000  1,650
Showboat, Inc.   686,700  13,992
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Station Casinos, Inc.   15,000 $ 133
WHG Resorts and Casinos, Inc. (i)  413,600  3,878
WMS Industries, Inc. (i)  1,895,800  33,886
  53,952
TOTAL MEDIA & LEISURE   81,079
NONDURABLES - 0.3%
BEVERAGES - 0.0%
Stroh Brewery Co. (warrants) (a)  25,067  90
TOBACCO - 0.3%
Consolidated Cigar Holdings, Inc. Class A (a)  273,500  6,292
TOTAL NONDURABLES   6,382
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. (a)  307,603  29
Lamonts Apparel, Inc. (warrants) (a)  562,033  -
  29
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Town & Country Jewelry Manufacturing Corp.
Class A (a)  1,116,816  349
Zale Corp. Unit (a)(j)  1,768,285  17
  366
TOTAL RETAIL & WHOLESALE   395
SERVICES - 0.0%
Vestar/LPA Investment Corp. (a)   2,550  26
TECHNOLOGY - 0.1%
COMPUTER SERVICES & SOFTWARE - 0.1%
Midway Games, Inc. (a)  131,400  2,365
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.3%
AMR Corp.   26,200 $ 2,440
CHC Helicopter Corp. (warrants) (a)  108,320  -
US Airways Group, Inc.   100,000  3,237
  5,677
UTILITIES - 2.5%
ELECTRIC UTILITY - 1.9%
Baycorp Holdings Ltd. (a)  25,849  187
El Paso Electric Co. (a)(i)  5,999,941  37,875
  38,062
TELEPHONE SERVICES - 0.6%
Brooks Fiber Properties, Inc.   224,400  4,881
Nextlink Communications, Inc. unit (k)  180,400  8,479
  13,360
TOTAL UTILITIES   51,422
TOTAL COMMON STOCKS
(Cost $320,049)   348,856
PREFERRED STOCKS - 10.4%
CONVERTIBLE PREFERRED STOCKS - 1.1%
ENERGY - 0.9%
OIL & GAS - 0.9%
Mesa, Inc. Series A, pay-in-kind 8%  2,785,968  17,761
RETAIL & WHOLESALE - 0.0%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Town & Country Corp. pay-in-kind  17,254  11
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
TECHNOLOGY - 0.2%
COMMUNICATIONS EQUIPMENT - 0.2%
Globalstar Telecommunications Ltd. 6 1/2% (k)  90,000 $ 4,680
TOTAL CONVERTIBLE PREFERRED STOCKS   22,452
NONCONVERTIBLE PREFERRED STOCKS - 9.3%
BASIC INDUSTRIES - 0.0%
PAPER & FOREST PRODUCTS - 0.0%
S D Warren Co. 14% exchangeable pay-in-kind  27,816  1,085
ENERGY - 1.3%
OIL & GAS - 1.3%
Gulf Canada Resources Ltd., Series 1, adj. rate  9,206,785  26,353
FINANCE - 1.1%
INSURANCE - 0.5%
American Annuity Group Capital Trust II  11,180  11,124
SAVINGS & LOANS - 0.6%
California Federal Bank 9 1/8%,   350,000  8,706
California Federal Bank 10 5/8%  24,390  2,622
  11,328
TOTAL FINANCE   22,452
HOLDING COMPANIES - 0.2%
SDW Holdings Corp. 15% (k)  125,550  4,394
INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%
ELECTRICAL EQUIPMENT - 0.9%
Ampex Corp. 8% (j)  23,995  18,651
MEDIA & LEISURE - 4.5%
BROADCASTING - 4.5%
American Radio System pay-in-kind 11 3/8%, (k)  62,957  6,217
Cablevision System Corp.:
depositary shares  321,034  29,455
 Series H, $11.75 pay-in-kind  77,038  7,299
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Chancellor Radio Broadcasting Co.:
Series A  190,700 $ 21,549
 12% pay-in-kind (k)  57,500  5,664
Granite Broadcasting Corp. 12 3/4% pay-in-kind (k)  10,216  9,297
NTL Inc. 13% pay-in-kind (k)  4,700  4,559
Sinclair Capital 11 5/8%, (k)  30,000  3,000
Time Warner, Inc., Series M, 10 1/4% pay-in-kind  5,128  5,538
  92,578
RETAIL & WHOLESALE - 0.5%
GROCERY STORES - 0.5%
Supermarkets General Holdings Corp. pay-in-kind $3.52 (a) 472,093 9,737 TECHNOLOGY - 0.6%
COMMUNICATIONS EQUIPMENT - 0.5%
Intermedia Communications, Inc. 13 1/2% (a)  1,004  9,714
COMPUTER SERVICES & SOFTWARE - 0.1%
ICG Holdings 14% 3/15/07 (k)  2,000  1,890
TOTAL TECHNOLOGY   11,604
UTILITIES - 0.2%
ELECTRIC UTILITY - 0.2%
El Paso Electric Co., Series A, 11.40% pay-in-kind  29,361  3,200
TOTAL NONCONVERTIBLE PREFERRED STOCKS   190,054
TOTAL PREFERRED STOCKS
(Cost $194,877)   212,506
PURCHASED BANK DEBT - 0.1%
  PRINCIPAL
  AMOUNT (D) (000S)
Art Store Holdings term loan (j):
9%, 7/31/97   $ 842  842
 9%, 7/31/98     842  842
PURCHASED BANK DEBT - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (D) (000S) (000S)
Merry-Go-Round Enterprises, Inc. (b):
trade claim   $ 41 $ -
 trade claim     155  -
 lease indemnity claim     1,226  -
TAK Communications term loan (b)     36,907  -
Welltech, Inc. Vanguard loan participation (b)     744  -
TOTAL PURCHASED BANK DEBT
(Cost $3,263)   1,684
CASH EQUIVALENTS - 23.3%
 MATURITY AMOUNT
 (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.37%, dated
4/30/97 due 5/1/97 (Note 3)   $ 470,333  470,263
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.42%, dated
4/30/97 due 5/1/97 (Note 3)    9,195  9,194
TOTAL CASH EQUIVALENTS
(Cost $479,457)   479,457
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,036,308)  $ 2,055,464
CURRENCY ABBREVIATIONS
CHF - Swiss franc
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Non-income producing - the company moved to seek a court appointed administrator under British bankruptcy law.
4. Principal amount is stated in United States dollars unless otherwise noted.
5. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
6. Represents number of units held.
7. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
8. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
9. Affiliated company (see Note 9 of Notes to Financial Statements).
LEGEND - CONTINUED
10. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
American Azide
 (warrants) 2/5/92 $ -
American Pacific
 Corp. (warrants) 2/5/92 $ 61
Ampex Corp. 8% 2/16/95 $ 12,598
Art Store Holdings
 term loan:
 9%, 7/31/97 8/1/95 $ 842
 9%, 7/31/98 8/1/95 $ 842
Atlantis Group, Inc.
 (Trivest/Winston) 4/6/93 $ 39
Chancellor Trust
 Class 1 Unit  10/12/94 $ 5,515
Corimon SA CA
 sponsored ADR 7/27/95 $ 9,005
Goodrich Petroleum
 Corp. (warrants) 2/5/93 $ 438
Grand Bay Residences
 of Key Biscayne
 15%, 12/31/99 7/20/95 $ 167
Hat Brands, Inc. 9/2/92
 (warrants) to 2/23/94 $ -
HM/Hat Brands Trust
 Class 1 Unit  2/22/94 $ 1,980
St. Johnsbury Trucking, Inc.
 11%, 7/15/98 2/1/93 $ 2,827
Zale Corp.  2/6/91
 unit to 7/30/93 $ -
11. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $199,927,000 or 9.8% of net assets.
12. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.3% BBB  0.5%
Ba 7.7% BB  8.0%
B 30.5% B  31.1%
Caa 5.2% CCC  3.7%
Ca, C 0.0% CC, C  0.0%
  D  1.2%
The percentage not rated by both S&P and Moody's amounted to 4.1%. FMR has determined that unrated debt securities that are lower quality account for 3.6% of the total value of investment in securities.
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $2,041,906,000. Net unrealized appreciation aggregated $13,558,000, of which $127,493,000 related to appreciated investment securities and $113,935,000 related to depreciated investment securities. At April 30, 1997, the fund had a capital loss carryforward of approximately $94,621,000 of which $52,848,000 and $41,773,000 will expire on April 30, 1999 and 2005 , respectively.
The fund intends to elect to defer to its fiscal year ending April 30, 1998 approximately $51,841,000 of losses recognized during the period November 1, 1996 to April 30, 1997.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997

ASSETS

Investment in securities, at value (including repurchase                     $ 2,055,464
agreements of $479,457) (cost $2,036,308) -
See accompanying schedule

Receivable for investments sold                                               60,798

Dividends receivable                                                          300

Interest receivable                                                           17,236

Redemption fees receivable                                                    13

Other receivables                                                             3

 TOTAL ASSETS                                                                 2,133,814

LIABILITIES

Payable for investments purchased                                 $ 80,421

Payable for fund shares redeemed                                   6,639

Distributions payable                                              1,114

Accrued management fee                                             1,007

Other payables and accrued expenses                                1,144

Collateral on securities loaned, at value                          2,648

 TOTAL LIABILITIES                                                            92,973

NET ASSETS                                                                   $ 2,040,841

Net Assets consist of:

Paid in capital                                                              $ 2,142,917

Undistributed net investment income                                           29,177

Accumulated undistributed net realized gain (loss) on                         (150,409)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                 19,156
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 220,031 shares outstanding                                   $ 2,040,841

NET ASSET VALUE, offering price and redemption price per                      $9.28
share ($2,040,841 (divided by) 220,031 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 1997

INVESTMENT INCOME                                                       $ 12,872
Dividends

Interest (including income on securities loaned of $105)                 147,781

 TOTAL INCOME                                                            160,653

EXPENSES

Management fee                                              $ 13,271

Transfer agent fees                                          4,281

Accounting and security lending fees                         826

Non-interested trustees' compensation                        39

Custodian fees and expenses                                  89

Registration fees                                            63

Audit                                                        135

Legal                                                        166

Interest                                                     9

Miscellaneous                                                22

 Total expenses before reductions                            18,901

 Expense reductions                                          (172)       18,729

NET INVESTMENT INCOME                                                    141,924

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized loss of           (87,172)
$25,240 on sale of investments in affiliated issuers)

 Foreign currency transactions                               (371)       (87,543)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                       110,426

 Assets and liabilities in foreign currencies                251         110,677

NET GAIN (LOSS)                                                          23,134

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 165,058
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          APRIL 30,     APRIL 30,
                                                          1997          1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 141,924     $ 187,004
Net investment income

 Net realized gain (loss)                                  (87,543)      53,617

 Change in net unrealized appreciation (depreciation)      110,677       13,886

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           165,058       254,507
 FROM OPERATIONS

Distributions to shareholders                              (180,254)     (181,546)
From net investment income

 In excess of net investment income                        -             (33,323)

 TOTAL DISTRIBUTIONS                                       (180,254)     (214,869)

Share transactions                                         280,897       461,604
Net proceeds from sales of shares

 Reinvestment of distributions                             156,531       187,273

 Cost of shares redeemed                                   (652,730)     (675,669)

 Redemption fees                                           925           1,296

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (214,377)     (25,496)
 FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (229,573)     14,142

NET ASSETS

 Beginning of period                                       2,270,414     2,256,272

 End of period (including undistributed net investment    $ 2,040,841   $ 2,270,414
income of $29,177 and $55,904, respectively)

OTHER INFORMATION
Shares

 Sold                                                      30,268        49,805

 Issued in reinvestment of distributions                   17,049        20,325

 Redeemed                                                  (70,439)      (73,039)

 Net increase (decrease)                                   (23,122)      (2,909)


FINANCIAL HIGHLIGHTS

                                  YEARS ENDED APRIL 30,

                                  1997                    1996      1995      1994 C    1993

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 9.340                 $ 9.170   $ 9.590   $ 9.300   $ 8.320
of period

Income from Investment             .605 B                  .902      .814      .871      .645
Operations
Net investment income

 Net realized and unrealized       .093                    .119      (.427)    .249      .942
 gain (loss)

 Total from investment             .698                    1.021     .387      1.120     1.587
 operations



Less Distributions

 From net investment               (.762)                  (.724)    (.617)    (.730)    (.619)
income

 In excess of net                  -                       (.133)    (.202)    (.119)    -
 investment income

 Total distributions               (.762)                  (.857)    (.819)    (.849)    (.619)

Redemption fees added to           .004                    .006      .012      .019      .012
paid in capital

Net asset value, end of period    $ 9.280                 $ 9.340   $ 9.170   $ 9.590   $ 9.300

TOTAL RETURN A                     7.88%                   11.72%    4.63%     12.46%    20.03%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 2,041                 $ 2,270   $ 2,256   $ 2,734   $ 2,124
(in millions)

Ratio of expenses to average       .87%                    .98%      .96%      .97%      .91%
net assets

Ratio of expenses to average       .86% D                  .98%      .96%      .97%      .91%
net assets after expense
reductions

Ratio of net investment            6.53%                   8.03%     7.38%     6.78%     7.45%
income to average net
assets

Portfolio turnover rate            309%                    119%      78%       100%      102%

Average commission rate E         $ .0382


A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 8 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 8 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Capital & Income (the fund) is a fund of Fidelity Summer Street Trust (the trust)and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned and dividend income is recorded on the ex-dividend date. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, defaulted bonds, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 365 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency
2. OPERATING POLICIES - CONTINUED
FOREIGN CURRENCY CONTRACTS -
CONTINUED
contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $39,343,000 or 1.9% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,684,000 or 0.1% of net assets.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were
3. JOINT TRADING ACCOUNT -  CONTINUED
$470,333,000 at 5.37 % and $9,195,000 at 5.42%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED APRIL 30, 1997, DUE MAY 1, 1997
Number of dealers or banks 17
Maximum amount with one dealer or bank 18.5%
Aggregate principal amount of agreements $15,708,586,000
Aggregate maturity amount of agreements $15,710,928,000
Aggregate market value of transferred assets $16,044,206,000
Coupon rates of transferred assets 0.0% to 15 3/4%
Maturity dates of transferred assets 5/8/97 to 05/01/27
4. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $5,236,750,000 and $5,518,017,000, respectively, of which U.S. government and government agency obligations aggregated $2,905,016,000 and $2,903,144,000, respectively.
5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. For the period, the management fee was equivalent to an annual rate of .61% of average net assets. Effective July 1, 1996, FMR voluntarily agreed to reduce the individual fund fee rate from .55% to .45%.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC
5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $21,000 for the period.
6. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $2,506,000 and $2,648,000, respectively.
7. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which loans were outstanding amounted to $26,013,000 and $9,787,000, respectively. The weighted average interest rate was 5.74%.
8. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $119,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $42,000 and $11,000, respectively, under these arrangements.
9. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Alliance Gaming Corp.  $ 4,326 $ 1,105 $ - $ 10,661
Barry's Jewelers, Inc.   124  568  -  -
El Paso Electric Co.   9,872  226  -  37,875
Intelogic Trace, Inc.   -  437  -  -
Standard Brand Paint Co.    -  24,410  -  -
Thermadyne Holdings Corp.   1,804  -  -  65,776
WHG  Resorts and Casinos, Inc.   -  699  -  3,878
WMS Industries, Inc.   3,982  1,794  -  33,886
TOTALS  $ 20,108 $ 29,239 $ - $ 152,076
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Summer Street Trust: Fidelity Capital & Income Fund, including the schedule of portfolio investments, as of April 30 , 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Summer Street Trust: Fidelity Capital & Income Fund as of April 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 11, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
Fidelity Management & Research Company, Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Robert A. Lawrence, Vice President
David Glancy, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan Ginnie Mae
(registered trademark)
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE